Shareholders' Equity (Details) - Schedule of Restricted Amounts are Paid-in-Capital and Statutory Reserves - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Restricted Amounts are Paid-in-Capital and Statutory Reserves [Abstract]
Statutory reserves	$ 874,518	$ 494,223
Paid-in-capital	13,775,036	10,225,336
Total restricted net assets	$ 14,649,554	$ 10,719,559